RELATED PARTY TRANSACTIONS - Loans from Affiliates (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total Loans From Affiliates	$ 0	$ 3,622	$ 2,904
Foreign Exchange impact of AXA Belgium loan		(31)	(73)
AXA | Term Loan, due 2024
Related Party Transaction [Line Items]
Total Loans From Affiliates		1,007	1,007
AXA | Loan Maturity 2022
Related Party Transaction [Line Items]
Total Loans From Affiliates		366	366
AXA | Note Maturity June 2018
Related Party Transaction [Line Items]
Total Loans From Affiliates		622	0
AXA Japan Suborinated Notes | Subordinated Notes Due 2020
Related Party Transaction [Line Items]
Total Loans From Affiliates		770	770
AXA Belgium Loan | Note Maturity 2018
Related Party Transaction [Line Items]
Total Loans From Affiliates		391	391
Coliseum Reinsurance Company | Loan Maturity 2028
Related Party Transaction [Line Items]
Total Loans From Affiliates		387	387
AXA America Corporate Solutions Inc | Loan Maturity 2018
Related Party Transaction [Line Items]
Total Loans From Affiliates		$ 110	$ 56